Unaudited Condensed Consolidated Statements of Operations £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 GBP (£) £ / shares	Jun. 30, 2025 GBP (£) £ / shares	Jun. 30, 2026 GBP (£) £ / shares	Jun. 30, 2025 GBP (£) £ / shares
Profit or loss [abstract]
Research and development expenses	£ (2,250)	£ (7,104)	£ (5,463)	£ (8,829)
Administrative expenses	(1,187)	(4,523)	(2,755)	(5,590)
Net foreign exchange (losses) gains	(110)	(202)	253	(261)
Operating loss	(3,547)	(11,829)	(7,965)	(14,680)
Finance income	134	35	277	60
Finance expense	0	(12,648)	0	(12,648)
Loss before tax	(3,413)	(24,442)	(7,688)	(27,268)
Income tax credit	333	328	743	681
Loss for the period attributable to equity holders of the Company	£ (3,080)	£ (24,114)	£ (6,945)	£ (26,587)
Basic loss per ordinary share | (per share)	£ 0	£ 0	£ 0	£ (0.01)
Diluted loss per ordinary share | (per share)	£ 0	£ 0	£ 0	£ (0.01)